Financial Risk Management and Financial Instruments - Summary of Rate Structure of Marketable Securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortised cost, class [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial marketable securities	€ 343,358	€ 249,558
Financial assets at amortised cost, class [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	17,975	16,975
Financial assets at amortised cost, class [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	323,176	175,757
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	2,207	56,826
Financial assets at fair value, class [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial marketable securities	342,731	249,530
Financial assets at fair value, class [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	17,968	16,972
Financial assets at fair value, class [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	322,556	175,732
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	€ 2,207	€ 56,826